LOANS HELD-FOR-INVESTMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

The Company’s loans held-for-investment consisted of the following as of December 31, 2019 and 2018 (dollar amounts in thousands):

	As of December 31,
	2019	2018
Mezzanine loans	$146,060	$89,762
Senior loans	152,820	—

Total CRE loans-held-for-investment	298,880	89,762
Broadly syndicated loans	2,750	—

Total loans-held-for-investment and related receivable, net	$301,630	$89,762

The following table details overall statistics for the Company’s CRE loans held-for-investment as of December 31, 2019 (dollar amounts in thousands):

	As of December 31,
	2019	2018
Number of loans	11	4
Principal balance (1)	$297,357	$89,679
Net book value	$298,880	$89,762
Weighted-average interest rate (1)	8.9%	17.2%
Weighted-average maximum years to maturity(2)	2.9	2.4

(1)	As of December 31, 2019, 100% of the Company’s loans by principal balance earned a floating rate of interest, primarily indexed to U.S. dollar LIBOR.
(2)	Maximum maturity date assumes all extension options are exercised by the borrowers; however, the Company’s loans may be repaid prior to such date.

Activity relating to the Company’s CRE loans held-for-investment portfolio was as follows for the years ended December 31, 2019 and 2018 (dollar amounts in thousands):

	Principal Balance	Deferred Fees / Other Items (1)	Loan Fees Receivable	Net Book Value
Balance, January 1, 2018	$—	$—	$—	$—
Loan fundings	89,295	(6,623)	6,623	89,295
Capitalized interest (2)	384	—	—	384
Deferred fees and other items	—	(185)	—	(185)
Accretion and amortization of fees and other items	—	268	—	268

Balance, December 31, 2018	$89,679	$(6,540)	$6,623	$89,762
Loan fundings	216,318	(389)	1,085	217,014
Principal repayments received	(17,186)	—	—	(17,186)
Capitalized interest (2)	8,546	—	—	8,546
Deferred fees and other items	—	(1,531)	(166)	(1,697)
Accretion and amortization of fees and other items	—	2,441	—	2,441

Balance, December 31, 2019	$297,357	$(6,019)	$7,542	$298,880

(1)	Other items primarily consist of purchase discounts or premiums, accretion of exit fees and deferred origination expenses.
(2)	Represents accrued interest on loans whose terms do not require a current cash payment of interest.

Schedule of allowance for financing receivable

The Company’s loans held-for-investment consisted of the following as of June 30, 2020 and December 31, 2019 (dollar amounts in thousands):

	As of June 30, 2020	As of December 31, 2019
Mezzanine loans	$140,086	$146,060
Senior loans	113,682	152,820

Total CRE loans-held-for-investment and related receivables, net	253,768	298,880

Broadly syndicated loans	372,311	2,750

Loans-held-for-investment and related receivables, net	626,079	301,630

Less: Allowance for credit losses	(27,684)	—

Total loans-held-for-investment and related receivables, net	$598,395	$301,630

The following table details overall statistics for the Company’s loans held-for-investment as of June 30, 2020 and December 31, 2019 (dollar amounts in thousands):

	CRE Loans (1) (2)		Broadly Syndicated Loans
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Number of loans	10	11	133	1
Principal balance	$251,391	$297,357	$374,876	$2,750
Net book value	$232,007	$298,880	$366,388	$2,750
Weighted-average interest rate	9.8%	8.9%	3.9%	4.5%
Weighted-average maximum years to maturity	2.3	2.9	4.9	5.2

(1)	As of June 30, 2020, 100% of the Company’s CRE loans by principal balance earned a floating rate of interest, primarily indexed to U.S. dollar LIBOR.
(2)	Maximum maturity date assumes all extension options are exercised by the borrower; however, the Company’s CRE loans may be repaid prior to such date.

Activity relating to the Company’s loans held-for-investment portfolio was as follows (dollar amounts in thousands):

	Principal Balance	Deferred Fees / Other Items (1)	Loan Fees Receivable	Net Book Value
Balance, December 31, 2019	$300,135	$(6,047)	$7,542	$301,630
Loan originations and acquisitions	409,558	(5)	5	409,558
Sale of loans	(20,373)	754	—	(19,619)
Principal repayments received (2)	(63,592)	—	—	(63,592)
Capitalized interest (3)	539	—	—	539
Deferred fees and other items	—	(3,688)	(380)	(4,068)
Accretion and amortization of fees and other items	—	1,631	—	1,631
Allowance for credit losses (4)	—	(27,684)	—	(27,684)

Balance, June 30, 2020	$626,267	$(35,039)	$7,167	$598,395

(1)	Other items primarily consist of purchase discounts or premiums, accretion of exit fees and deferred origination expenses.
(2)	Includes the repayment of a $40.1 million senior loan prior to the maturity date.
(3)	Represents accrued interest on loans whose terms do not require a current cash payment of interest.
(4)

Includes the initial allowance for credit losses against the loans held-for-investment recorded on January 1, 2020 and the increase in allowance for credit losses related to its loans held-for-investment during the six months ended June 30, 2020, as further discussed below in “Allowance for Credit Losses”.

The following table presents the activity in the Company’s allowance for credit losses by loan type for the three months ended June 30, 2020 (dollar amounts in thousands):

	Mezzanine Loans	Senior Loans	Broadly Syndicated Loans	Total
Allowance for credit losses as of December 31, 2019	$—	$—	$—	$—
Transition adjustment on January 1, 2020	1,494	468	40	2,002
Provision for credit losses	13,047	341	4,389	17,777

Allowance for credit losses as of March 31, 2020	14,541	809	4,429	19,779
Provision for credit losses	6,728	(317)	1,494	7,905

Allowance for credit losses as of June 30, 2020	$21,269	$492	$5,923	$27,684

Financing receivable credit quality indicators

The following table presents the net book value of the Company’s loans-held-for-investment portfolio as of June 30, 2020 by year of origination, loan type, and risk rating (dollar amounts in thousands):

	Amortized Cost of Loans Held-For-Investment by Year of Origination (1)
	As of June 30, 2020
	2020	2019	2018	Total
Mezzanine loans by internal risk rating:
1	$—	$—	$—	$—
2	—	—	—	—
3	—	—	—	—
4	—	—	—	—
5	—	57,045	83,041	140,086

Total mezzanine loans	—	57,045	83,041	140,086

Senior loans by internal risk rating:
1	—	—	—	—
2	—	—	—	—
3	—	113,682	—	113,682
4	—	—	—	—
5	—	—	—	—

Total senior loans	—	113,682	—	113,682

Broadly syndicated loans by internal risk rating:
1	—	—	—	—
2	5,972	—	—	5,972
3	356,015	2,745	—	358,760
4	7,579	—	—	7,579
5	—	—	—	—

Total broadly syndicated loans	369,566	2,745	—	372,311

Less: Allowance for credit losses				(27,684)

Total loans-held-for-investment and related receivables, net				$598,395

Weighted Average Risk Rating (2)				3.5

(1)	Date loan was originated or acquired by the Company. Origination dates are subsequently updated to reflect material loan modifications.
(2)	Weighted average risk rating calculated based on carrying value at period end.